Property and Equipment, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Office building CNY	Dec. 31, 2013 Office building CNY	Dec. 31, 2014 Office building improvements CNY	Dec. 31, 2013 Office building improvements CNY	Dec. 31, 2014 Computer and software CNY	Dec. 31, 2013 Computer and software CNY	Dec. 31, 2014 Furniture, fixtures and other equipment CNY	Dec. 31, 2013 Furniture, fixtures and other equipment CNY	Dec. 31, 2014 Motor vehicles CNY	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2014 Leasehold improvements CNY	Dec. 31, 2013 Leasehold improvements CNY
Property and equipment, net
Property and equipment, gross	148,308	144,199			77,797	77,797	3,948	3,884	56,942	54,271	4,960	4,544	407	407	4,254	3,296
Less: accumulated depreciation and amortization	(56,614)	(44,715)
Property and equipment, net	91,694	99,484		14,778
Depreciation and amortization expenses for the property and equipment	13,716	15,576	13,264